Net Fee and commission Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fee and commission income (expense) [abstract]
Bank guarantees fee and commission income	€ 207	€ 209	€ 202
Underwriting syndication loans fee and commission income	4	52	44
Structured finance fee and commission income	129	136	110
Collective instruments distribution fee and commission income	€ 165	€ 165	€ 145